Intangible assets and goodwill, net	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, net
9.	Intangible assets and goodwill, net

(a)	Intangible assets
The movement of intangible assets and amortization for the years ended December 31, 2019, 2018 and 2017, is as follows:

	2019						2018	2017
Description	Software	In-transit-software	Present value of acquired in-force business (PVIF)	Other intangible assets	Goodwill (b)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1 (Note 3.2.1(ii))	681,850	131,704	137,900	30,279	432,879	1,414,612	1,288,206	557,329
Acquisition of Seguros Sura and Hipotecaria Sura (b)	—	—	—	—	—	—	—	571,305
Additions and transfers	140,216	—	—	2,323	—	142,539	127,928	160,515
Disposals and write-offs	(969)	—	—	—	(2,233)	(3,202)	(1,522)	(943)

Balance as of December 31	821,097	131,704	137,900	32,602	430,646	1,553,949	1,414,612	1,288,206

Amortization
Balance as of January 1	(431,832)	—	(16,088)	(12,146)	—	(460,066)	(366,612)	(289,928)
Amortization of the year	(97,556)	—	(13,790)	(3,618)	—	(114,964)	(93,454)	(76,985)
Disposals and write-offs	343	—	—	—	—	343	—	301

Balance as of December 31	(529,045)	—	(29,878)	(15,764)	—	(574,687)	(460,066)	(366,612)

Net book value	292,052	131,704	108,022	16,838	430,646	979,262	954,546	921,594

Management assesses periodically the amortization method used with the purpose of ensuring that it is consistent with the economic benefit of the intangible assets. In Management’s opinion, there is no evidence of impairment in the Group’s intangible assets as of December 31, 2019, 2018 and 2017.

(b)	Acquisition of Seguros Sura, Hipotecaria Sura and Goodwill
Acquisition of Seguros Sura
In November 2017, IFS acquired 99.39 percent of Seguros Sura’s capital stock and 99.42 percent of Hipotecaria Sura’s capital stock. The aforementioned acquisition, included the purchase of 9.19 percent of Seguros Sura’s capital through Interseguro, while 30.10 percent of Seguros Sura’s capital stock and 29.40 percent of Hipotecaria Sura’s capital stock was acquired through the purchase of the companies Negocios e Inmuebles S.A. and Holding Retail Perú S.A.
On the other hand, and in accordance with the legal regulations in force in Peru, the SBS granted a six-month
deadline to complete the merger between Interseguro and Seguros Sura as from the date the SBS approved the acquisition. In this sense, and in compliance with the legal regulations in force in Peru, Interseguro merged with Seguro Sura, using the method of absorption. The merger effective date was March 31, 2018, date on which Seguros Sura transferred all its assets and liabilities to the absorbing company, extinguishing after completing this merger process without having to liquidate.
Goodwill -
The goodwill resulting from the purchase of Seguros Sura and Hipotecaria Sura, represents the future synergies that are expected to arise from the combination of operations, distribution channels, workforce and other efficiencies not included in the intangible assets of the present value of acquired in-force
business.
The goodwill recorded by the Group has been allocated to the CGU (Cash generating unit) comprised of the merged entity.
The recoverable amount for the CGU was determined based on the income approach, specifically the dividend discount model.
As of December 31, 2019 and 2018, the key assumptions used for the calculation of fair value are:

•	Perpetuity growth rate: 4.5%.

•	Discount rate: 12.0%.
10-year
cash flows and a perpetuity estimates were included in the dividend discount model. The estimated growth rates are based on the historical performance and the expectations of Management over the development of the market. Long-term perpetuity growth rate was determined based on reports from the sector.

The discount rate represents the assessment of the CGU specific risks. The discount rate was established considering the Company’s capital structure, the cost of capital coming from the benefits that the Group’s investors expect to obtain, from the specific risk incorporated by applying comparable individual beta factors adapted to the CGU’s debt structure and from the country and market specific risk premiums for the CGU. Beta factors are assessed on an annual basis using available market information.
The key assumptions described above can change if the market conditions and the economy change. As of December 31, 2019 and 2018, the Group estimates that the reasonableness of possible changes in these assumptions would not make the recoverable amount of the CGU decrease to an amount lower than its book value.
As detailed in Note 2(f), as of December 31, 2019, Hipotecaria Sura has been extinguished; due to this, the decrease in its corresponding goodwill was recorded for an amount of S/2,233,000 in “Other expenses” of the consolidated statement of income; see Note 21.